Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:	$ 559,563	$ 673,220	$ 916,060	$ 1,018,218	$ 873,656
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(715,101)	(615,113)	(844,688)	(982,127)	(943,133)
Proceeds from sale of other property and equipment					686
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Other investing activities		6,710	16,466	11,128	7,562
Net cash provided by (used in) investing activities	(725,101)	(620,612)	(850,431)	(954,614)	(947,095)
Cash flows from financing activities:
Repayments of long-term debt	(1,489,013)	(6,323,019)	(6,331,144)	(801,785)	(823,309)
Proceeds from issuance of long-term debt	1,661,000	6,119,425	6,119,425	1,025,565	961,917
Proceeds from (repayment of) intercompany borrowing					(34,000)
Debt issuance costs	(19,444)	(69,339)	(70,091)	(32,376)	(17,522)
Payment of premium on early retirement of debt	(39,477)	(171,047)	(171,047)	(44,613)
Principal payments on deferred satellite performance incentives	(11,666)	(10,776)	(14,111)	(15,030)	(24,603)
Principal payments on capital lease obligations				(191)	(1,859)
Capital contribution from parent				18,000	12,000
Noncontrolling interest in New Dawn		1,734	1,734	1,128	377
Dividends paid to noncontrolling interest	(6,782)
Net cash provided by (used in) financing activities	106,827	(453,022)	(465,234)	150,698	73,001
Effect of exchange rate changes on cash and cash equivalents	(4,743)	2,905	1,375	1,057	7,798
Net change in cash and cash equivalents	(63,454)	(397,509)	(398,230)	215,359	7,360
Cash and cash equivalents, beginning of period	294,700	692,930	692,930	477,571	470,211
Cash and cash equivalents, end of period	231,246	295,421	294,700	692,930	477,571
Intelsat S.A. [Member]
Cash flows from operating activities:	(15,767)	(33,898)	(44,987)	(68,898)	(96,719)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries	(4,889)	(3,100)	(3,550)	(6,500)	(5,000)
Dividend from affiliates	18,390	559,801	564,334	35,013	53,625
Other investing activities		0
Net cash provided by (used in) investing activities	13,501	556,701	560,784	28,513	48,625
Cash flows from financing activities:
Repayments of long-term debt		(485,841)	(485,841)
Proceeds from issuance of long-term debt		0
Proceeds from (repayment of) intercompany borrowing	1,800	0		23,253	51,625
Debt issuance costs		0		(15,370)
Payment of premium on early retirement of debt		(36,770)	(36,770)
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent		0		18,000	12,000
Dividends to shareholders		0
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	1,800	(522,611)	(522,611)	25,883	63,625
Effect of exchange rate changes on cash and cash equivalents	(13)	0	10
Net change in cash and cash equivalents	(479)	192	(6,804)	(14,502)	15,531
Cash and cash equivalents, beginning of period	511	7,315	7,315	21,817	6,286
Cash and cash equivalents, end of period	32	7,507	511	7,315	21,817
Intelsat S.A. [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	(15,767)	(33,898)	(44,987)	(68,898)	(96,719)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries	(4,889)	(3,100)	(3,550)	(6,500)	(5,000)
Dividend from affiliates	18,390	559,801	564,334	35,013	53,625
Other investing activities		0
Net cash provided by (used in) investing activities	13,501	556,701	560,784	28,513	48,625
Cash flows from financing activities:
Repayments of long-term debt		(485,841)	(485,841)
Proceeds from issuance of long-term debt		0
Proceeds from (repayment of) intercompany borrowing	1,800	0		23,253	51,625
Debt issuance costs		0		(15,370)
Payment of premium on early retirement of debt		(36,770)	(36,770)
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent		0		18,000	12,000
Dividends to shareholders		0
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	1,800	(522,611)	(522,611)	25,883	63,625
Effect of exchange rate changes on cash and cash equivalents	(13)	0	10
Net change in cash and cash equivalents	(479)	192	(6,804)	(14,502)	15,531
Cash and cash equivalents, beginning of period	511	7,315	7,315	21,817	6,286
Cash and cash equivalents, end of period	32	7,507	511	7,315	21,817
Intelsat Luxembourg [Member]
Cash flows from operating activities:	(626,643)	(557,342)	(557,340)	(340,628)	(348,049)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries		0
Dividend from affiliates	644,218	1,108,034	1,112,567	203,794	596,524
Other investing activities		0
Net cash provided by (used in) investing activities	644,218	1,108,034	1,112,567	203,794	596,524
Cash flows from financing activities:
Repayments of long-term debt		0			(376,000)
Proceeds from issuance of long-term debt		0
Proceeds from (repayment of) intercompany borrowing		0		167,235	10,616
Debt issuance costs		0		(1,485)
Payment of premium on early retirement of debt		0
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent		0			5,000
Dividends to shareholders	(18,390)	(559,801)	(564,334)	(35,013)	(53,625)
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	(18,390)	(559,801)	(564,334)	130,737	(414,009)
Effect of exchange rate changes on cash and cash equivalents	(1)	0	(2)	(1)	(1)
Net change in cash and cash equivalents	(816)	(9,109)	(9,109)	(6,098)	(165,535)
Cash and cash equivalents, beginning of period	908	10,017	10,017	16,115	181,650
Cash and cash equivalents, end of period	92	908	908	10,017	16,115
Intelsat Luxembourg [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	(626,643)	(557,342)	(557,340)	(340,628)	(348,049)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries		0
Dividend from affiliates	644,218	1,108,034	1,112,567	203,794	596,524
Other investing activities		0
Net cash provided by (used in) investing activities	644,218	1,108,034	1,112,567	203,794	596,524
Cash flows from financing activities:
Repayments of long-term debt		0			(376,000)
Proceeds from issuance of long-term debt		0
Proceeds from (repayment of) intercompany borrowing		0		167,235	10,616
Debt issuance costs		0		(1,485)
Payment of premium on early retirement of debt		0
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent		0			5,000
Dividends to shareholders	(18,390)	(559,801)	(564,334)	(35,013)	(53,625)
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	(18,390)	(559,801)	(564,334)	130,737	(414,009)
Effect of exchange rate changes on cash and cash equivalents	(1)	0	(2)	(1)	(1)
Net change in cash and cash equivalents	(816)	(9,109)	(9,109)	(6,098)	(165,535)
Cash and cash equivalents, beginning of period	908	10,017	10,017	16,115	181,650
Cash and cash equivalents, end of period	92	908	908	10,017	16,115
Intelsat Jackson [Member]
Cash flows from operating activities:	184,445	(56,163)	(337,550)	(177,218)	(296,688)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans		(113,206)	(113,206)		(10,616)
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries	(42,491)	(5,027,932)	(5,061,999)	(868,087)	(100,000)
Dividend from affiliates	316,500	781,374	911,907	351,006	283,560
Other investing activities		0
Net cash provided by (used in) investing activities	274,009	(4,359,764)	(4,263,298)	(517,081)	172,944
Cash flows from financing activities:
Repayments of long-term debt	(1,461,288)	(547,755)	(555,880)
Repayment of loan proceeds received from Intelsat Holdings					(34,000)
Proceeds from issuance of long-term debt	1,661,000	6,083,750	6,083,750	1,000,000	495,830
Proceeds from (repayment of) intercompany borrowing	143,486	21,841	157,412	38,011	250,670
Debt issuance costs	(19,444)	(69,339)	(70,091)	(15,521)	(10,192)
Payment of premium on early retirement of debt	(39,477)	(26,114)	(26,114)
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent		0
Dividends to shareholders	(644,218)	(1,108,034)	(1,112,567)	(203,794)	(596,524)
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	(359,941)	4,354,349	4,476,510	818,696	105,784
Effect of exchange rate changes on cash and cash equivalents	(6)	0	2	2
Net change in cash and cash equivalents	98,507	(61,578)	(124,336)	124,399	(17,960)
Cash and cash equivalents, beginning of period	2,269	126,605	126,605	2,206	20,166
Cash and cash equivalents, end of period	100,776	65,027	2,269	126,605	2,206
Intelsat Jackson [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	1,135,227	1,260,055	1,502,574	1,397,532	1,092,529
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(708,494)	(566,434)	(792,220)	(924,619)	(818,127)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Disbursements for intercompany loans	15,562	15,767	17,661	(173,719)	(49,309)
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Investment in subsidiaries	261	(6,671)	(6,671)	(3,817)	(101,124)
Investment in affiliate debt					(347,953)
Dividend from affiliates	17,307	17,267	24,730	13,939	292,610
Other investing activities		6,710	15,518	7,642	7,562
Net cash provided by (used in) investing activities	(685,364)	(545,570)	(763,191)	(1,064,189)	(1,027,865)
Cash flows from financing activities:
Repayments of long-term debt	(1,461,288)	(5,837,178)	(5,845,303)	(801,785)	(99,355)
Repayment of loan proceeds received from Intelsat Holdings					(34,000)
Proceeds from issuance of long-term debt	1,661,000	6,083,750	6,083,750	1,000,000	849,830
Proceeds from (repayment of) intercompany borrowing		(787)	(787)		(13,048)
Debt issuance costs	(19,444)	(69,339)	(70,091)	(15,521)	(17,522)
Payment of premium on early retirement of debt	(39,477)	(134,277)	(134,277)	(44,613)
Principal payments on deferred satellite performance incentives	(10,767)	(10,361)	(13,482)	(14,437)	(23,691)
Principal payments on capital lease obligations					(1,491)
Capital contribution from parent		0
Dividends to shareholders	(644,218)	(1,108,034)	(1,112,567)	(203,794)	(596,524)
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	(514,194)	(1,076,226)	(1,092,757)	(80,150)	64,199
Effect of exchange rate changes on cash and cash equivalents	(432)	(951)	(1,923)	(806)	279
Net change in cash and cash equivalents	(64,763)	(362,692)	(355,297)	252,387	129,142
Cash and cash equivalents, beginning of period	240,175	595,472	595,472	343,085	213,943
Cash and cash equivalents, end of period	175,412	232,780	240,175	595,472	343,085
Intelsat Jackson Subsidiaries (Non-Guarantors) [Member]
Cash flows from operating activities:	1,017,528	1,320,623	1,855,937	1,604,962	1,615,112
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(715,101)	(615,113)	(844,688)	(982,127)	(943,133)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Disbursements for intercompany loans	(145,286)	(21,841)	(157,412)	(228,499)	(302,295)
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Investment in subsidiaries		0
Investment in affiliate debt					(347,953)
Dividend from affiliates		0
Other investing activities		6,710	16,466	11,128	7,562
Net cash provided by (used in) investing activities	(870,387)	(642,453)	(1,007,843)	(1,183,113)	(1,597,343)
Cash flows from financing activities:
Repayments of long-term debt	(27,725)	(5,289,423)	(5,289,423)	(801,785)	(99,356)
Proceeds from issuance of long-term debt		35,675	35,675	25,565	466,087
Proceeds from (repayment of) intercompany borrowing		113,206	113,206
Debt issuance costs		0			(7,330)
Payment of premium on early retirement of debt		(108,163)	(108,163)	(44,613)
Principal payments on deferred satellite performance incentives	(11,666)	(10,776)	(14,111)	(15,030)	(24,603)
Principal payments on capital lease obligations				(191)	(1,859)
Capital contribution from parent	47,380	5,031,032	5,065,549	874,587	100,000
Dividends to shareholders	(316,500)	(781,374)	(911,907)	(351,006)	(283,560)
Noncontrolling interest in New Dawn	12,209	1,734	1,734	1,128	377
Dividends paid to noncontrolling interest	(6,782)
Net cash provided by (used in) financing activities	(303,084)	(1,008,089)	(1,107,440)	(311,345)	149,756
Effect of exchange rate changes on cash and cash equivalents	(4,723)	2,905	1,365	1,056	7,799
Net change in cash and cash equivalents	(160,666)	(327,014)	(257,981)	111,560	175,324
Cash and cash equivalents, beginning of period	291,012	548,993	548,993	437,433	262,109
Cash and cash equivalents, end of period	130,346	221,979	291,012	548,993	437,433
Consolidation and Eliminations [Member]
Cash flows from operating activities:		0
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans	145,286	135,047	270,618	228,499	312,911
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries	47,380	5,031,032	5,065,549	874,587	105,000
Investment in affiliate debt					347,953
Dividend from affiliates	(979,108)	(2,449,209)	(2,588,808)	(589,813)	(933,709)
Other investing activities		0
Net cash provided by (used in) investing activities	(786,442)	2,716,870	2,747,359	513,273	(167,845)
Cash flows from financing activities:
Repayments of long-term debt		0			(347,953)
Proceeds from issuance of long-term debt		0
Proceeds from (repayment of) intercompany borrowing	(145,286)	(135,047)	(270,618)	(228,499)	(312,911)
Debt issuance costs		0
Payment of premium on early retirement of debt		0
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent	(47,380)	(5,031,032)	(5,065,549)	(874,587)	(105,000)
Dividends to shareholders	979,108	2,449,209	2,588,808	589,813	933,709
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	786,442	(2,716,870)	(2,747,359)	(513,273)	167,845
Effect of exchange rate changes on cash and cash equivalents		0
Net change in cash and cash equivalents		0
Cash and cash equivalents, beginning of period		0	0
Cash and cash equivalents, end of period		0		0
Consolidation and Eliminations [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	(846,682)	(1,321,556)	(1,845,398)	(1,580,447)	(1,389,217)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	708,494	568,811	794,534	930,311	818,127
Proceeds from sale of other property and equipment					(686)
Proceeds from sale of investment				(28,594)
Disbursements for intercompany loans	8,209	(9,000)	122,783	385,450	325,624
Capital contribution to previously unconsolidated affiliates		12,209	12,209	12,209	12,210
Loan to affiliated party	10,000		10,000
Investment in subsidiaries	4,367	16,442	16,892	14,134	107,248
Investment in affiliate debt					695,906
Dividend from affiliates	(697,222)	(1,702,369)	(1,726,361)	(266,685)	(951,809)
Other investing activities		(6,710)	(15,518)	(7,642)	(7,562)
Net cash provided by (used in) investing activities	33,848	(1,120,617)	(785,461)	1,039,183	999,058
Cash flows from financing activities:
Repayments of long-term debt		5,289,423	5,289,423	801,785	(248,599)
Proceeds from issuance of long-term debt		0		3	(354,000)
Proceeds from (repayment of) intercompany borrowing	15,562	(94,386)	(92,492)	(173,719)	(23,213)
Debt issuance costs		0			7,330
Payment of premium on early retirement of debt		108,163	108,163	44,613
Principal payments on deferred satellite performance incentives	10,767	10,361	13,482	14,437	23,691
Principal payments on capital lease obligations					1,491
Capital contribution from parent	(47,065)	(5,037,703)	(5,072,220)	(878,404)	(106,124)
Dividends to shareholders	996,415	2,466,476	2,613,538	603,752	942,759
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	975,679	2,742,334	2,859,894	412,467	243,335
Effect of exchange rate changes on cash and cash equivalents	426	953	1,926	808	(279)
Net change in cash and cash equivalents	163,271	301,114	230,961	(127,989)	(147,103)
Cash and cash equivalents, beginning of period	(237,906)	(468,867)	(468,867)	(340,878)	(193,775)
Cash and cash equivalents, end of period	(74,635)	(167,753)	(237,906)	(468,867)	(340,878)
Consolidated [Member]
Cash flows from operating activities:	559,563	673,220	916,060	1,018,218	873,656
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(715,101)	(615,113)	(844,688)	(982,127)	(943,133)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Investment in subsidiaries		0
Dividend from affiliates		0
Other investing activities		6,710	16,466	11,128	7,562
Net cash provided by (used in) investing activities	(725,101)	(620,612)	(850,431)	(954,614)	(947,095)
Cash flows from financing activities:
Repayments of long-term debt	(1,489,013)	(6,323,019)	(6,331,144)	(801,785)	(823,309)
Repayment of loan proceeds received from Intelsat Holdings					(34,000)
Proceeds from issuance of long-term debt	1,661,000	6,119,425	6,119,425	1,025,565	961,917
Proceeds from (repayment of) intercompany borrowing		0
Debt issuance costs	(19,444)	(69,339)	(70,091)	(32,376)	(17,522)
Payment of premium on early retirement of debt	(39,477)	(171,047)	(171,047)	(44,613)
Principal payments on deferred satellite performance incentives	(11,666)	(10,776)	(14,111)	(15,030)	(24,603)
Principal payments on capital lease obligations				(191)	(1,859)
Capital contribution from parent		0		18,000	12,000
Dividends to shareholders		0
Noncontrolling interest in New Dawn	12,209	1,734	1,734	1,128	377
Dividends paid to noncontrolling interest	(6,782)
Net cash provided by (used in) financing activities	106,827	(453,022)	(465,234)	150,698	73,001
Effect of exchange rate changes on cash and cash equivalents	(4,743)	2,905	1,375	1,057	7,798
Net change in cash and cash equivalents	(63,454)	(397,509)	(398,230)	215,359	7,360
Cash and cash equivalents, beginning of period	294,700	692,930	692,930	477,571	470,211
Cash and cash equivalents, end of period	231,246	295,421	294,700	692,930	477,571
Consolidated [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	559,563	673,220	916,060	1,018,218	873,656
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(715,101)	(615,113)	(844,688)	(982,127)	(943,133)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Investment in subsidiaries		0
Dividend from affiliates		0
Other investing activities		6,710	16,466	11,128	7,562
Net cash provided by (used in) investing activities	(725,101)	(620,612)	(850,431)	(954,614)	(947,095)
Cash flows from financing activities:
Repayments of long-term debt	(1,489,013)	(6,323,019)	(6,331,144)	(801,785)	(823,309)
Repayment of loan proceeds received from Intelsat Holdings					(34,000)
Proceeds from issuance of long-term debt	1,661,000	6,119,425	6,119,425	1,025,565	961,917
Proceeds from (repayment of) intercompany borrowing		0
Debt issuance costs	(19,444)	(69,339)	(70,091)	(32,376)	(17,522)
Payment of premium on early retirement of debt	(39,477)	(171,047)	(171,047)	(44,613)
Principal payments on deferred satellite performance incentives	(11,666)	(10,776)	(14,111)	(15,030)	(24,603)
Principal payments on capital lease obligations				(191)	(1,859)
Capital contribution from parent		0		18,000	12,000
Dividends to shareholders		0
Noncontrolling interest in New Dawn	12,209	1,734	1,734	1,128	377
Dividends paid to noncontrolling interest	(6,782)
Net cash provided by (used in) financing activities	106,827	(453,022)	(465,234)	150,698	73,001
Effect of exchange rate changes on cash and cash equivalents	(4,743)	2,905	1,375	1,057	7,798
Net change in cash and cash equivalents	(63,454)	(397,509)	(398,230)	215,359	7,360
Cash and cash equivalents, beginning of period	294,700	692,930	692,930	477,571	470,211
Cash and cash equivalents, end of period	231,246	295,421	294,700	692,930	477,571
Jackson Subsidiary Guarantors [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	846,682	1,319,179	1,843,084	1,574,750	1,572,776
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(708,494)	(566,434)	(792,220)	(924,619)	(818,127)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Disbursements for intercompany loans	(23,771)	(7,554)	(141,231)	(211,731)	(289,363)
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Investment in subsidiaries	261	(6,671)	(6,671)	(3,817)	(1,124)
Investment in affiliate debt					(347,953)
Dividend from affiliates	17,307	17,267	24,730	13,939	9,050
Other investing activities		6,710	15,518	7,642	7,562
Net cash provided by (used in) investing activities	(724,697)	(568,891)	(922,083)	(1,102,201)	(1,451,479)
Cash flows from financing activities:
Repayments of long-term debt		(5,289,423)	(5,289,423)	(801,785)	(99,355)
Proceeds from issuance of long-term debt		0			354,000
Proceeds from (repayment of) intercompany borrowing		110,940	110,940		(13,048)
Debt issuance costs		0			(7,330)
Payment of premium on early retirement of debt		(108,163)	(108,163)	(44,613)
Principal payments on deferred satellite performance incentives	(10,767)	(10,361)	(13,482)	(14,437)	(23,691)
Principal payments on capital lease obligations					(1,491)
Capital contribution from parent	42,437	5,027,932	5,061,999	868,087	100,000
Dividends to shareholders	(316,500)	(781,374)	(911,907)	(351,006)	(283,560)
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	(284,830)	(1,050,449)	(1,150,036)	(343,754)	25,525
Effect of exchange rate changes on cash and cash equivalents	(426)	(953)	(1,926)	(806)	279
Net change in cash and cash equivalents	(163,271)	(301,114)	(230,961)	127,989	147,101
Cash and cash equivalents, beginning of period	237,906	468,867	468,867	340,878	193,777
Cash and cash equivalents, end of period	74,635	167,753	237,906	468,867	340,878
Non-Guarantor Subsidiaries [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	66,746	6,782	18,127	35,909	42,336
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(6,607)	(51,056)	(54,782)	(63,200)	(125,006)
Disbursements for intercompany loans		787	787		13,048
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries		0
Dividend from affiliates		0
Other investing activities		0	948	3,486
Net cash provided by (used in) investing activities	(6,607)	(50,269)	(53,047)	(59,714)	(111,958)
Cash flows from financing activities:
Repayments of long-term debt	(27,725)	0
Proceeds from issuance of long-term debt		35,675	35,675	25,562	112,087
Proceeds from (repayment of) intercompany borrowing	(17,362)	(15,767)	(17,661)	(16,769)	(12,932)
Debt issuance costs		0
Payment of premium on early retirement of debt		0
Principal payments on deferred satellite performance incentives	(899)	(415)	(629)	(593)	(912)
Principal payments on capital lease obligations				(191)	(368)
Capital contribution from parent	4,628	9,771	10,221	10,317	1,124
Dividends to shareholders	(17,307)	(17,267)	(24,730)	(13,939)	(9,050)
Noncontrolling interest in New Dawn	12,209	1,734	1,734	1,128	377
Dividends paid to noncontrolling interest	(6,782)
Net cash provided by (used in) financing activities	(53,238)	13,731	4,610	5,515	90,326
Effect of exchange rate changes on cash and cash equivalents	(4,297)	3,856	3,290	1,862	7,520
Net change in cash and cash equivalents	2,604	(25,900)	(27,020)	(16,428)	28,224
Cash and cash equivalents, beginning of period	53,106	80,126	80,126	96,554	68,330
Cash and cash equivalents, end of period	$ 55,710	$ 54,226	$ 53,106	$ 80,126	$ 96,554